Segment information - Schedule of Non-Current Assets by Country (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of geographical areas [line items]
Intangible assets	€ 611,075	€ 605,508
Other non-current financial assets	15,900	14,207
Non-current assets	697,242	686,645
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	611,075	605,508
Property, plant and equipment	32,034	24,839
Investments in associates, joint ventures and other investments	5,145	7,281
Other non-current financial assets	15,900	14,207
Non-current assets	664,154	651,835
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	580,958	575,145
Property, plant and equipment	1,076	782
Investments in associates, joint ventures and other investments	5,142	7,244
Other non-current financial assets	1,824	698
Non-current assets	589,000	583,869
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	30,117	30,363
Property, plant and equipment	30,958	24,057
Investments in associates, joint ventures and other investments	3	37
Other non-current financial assets	14,076	13,509
Non-current assets	€ 75,154	€ 67,966